Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	107.00%
Innovator Equity Defined Protection ETF® - 1 Yr February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator Equity Defined Protection ETF® - 1 Yr February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $647.86 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.00%)